LOSS PER SHARE - Computation of basic and diluted loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
LOSS PER SHARE
Net loss attributable to ordinary shareholders	¥ (416,878)	$ (60,444)	¥ (669,810)	¥ (456,533)
Weighted average number of ordinary shares-basic	166,634,121	166,634,121	165,866,901	164,786,631
Weighted average number of ordinary shares-diluted	166,634,121	166,634,121	165,866,901	164,786,631
Net loss per ordinary share-basic | (per share)	¥ (2.50)	$ (0.36)	¥ (4.04)	¥ (2.77)
Net loss per ordinary share-diluted | (per share)	¥ (2.50)	$ (0.36)	¥ (4.04)	¥ (2.77)